REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of Revenue from Contracts with Customers	Revenue represents the following:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Revenue from contracts with a customer	—	12,969	6,867	1,052

Schedule of Disaggregated Revenue Information

Disaggregated revenue information

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Type of goods
Sale of copper ores	—	12,969	6,867	1,052

Geographic market
Mainland China	—	12,969	6,867	1,052

Timing of revenue recognition
Goods transferred at a point in time	—	12,969	6,867	1,052